Business Combination - Total purchase consideration (Details) - Dec. 18, 2019 - Healthy Harmony Holdings, L.P. & Healthy Harmony GP, Inc ¥ in Thousands	CNY (¥)	$ / shares	CNY (¥) USD ($) shares
Disclosure of detailed information about business combination [line items]
Cash consideration			¥ 7,941,232
Issuance of NFH ordinary shares			1,036,842
Issuance of NFH Awards			135,903
Total consideration			¥ 9,113,977
Number of ordinary shares issued (in shares) | $			14,657,361
Fair value of ordinary shares issued (in dollars per share) | $ / shares		$ 10.11
Number of awards issued (in shares) | shares			3,998,314
Post-combination remuneration expense	¥ 1,253